Investment Strategy - FT Vest Laddered Autocallable Barrier & Resilient Income ETF	Apr. 14, 2026
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	The Fund seeks to achieve its investment objective by entering into swap agreements and/or option contracts structured similarly to swap agreements (collectively, hereinafter referred to as "swap agreements" or "swaps") that seek to deliver a return reflecting the performance of a laddered portfolio of theoretically created financial instruments designed to replicate the defined return characteristics of autocallable yield notes (each such theoretical financial instrument, a “Synthetic Autocallable Contract"). The term “laddered portfolio” refers to the Fund seeking to maintain on a recurring basis exposure to a diversified series of Synthetic Autocallable Contracts that each have a unique combination of maturity and observation dates (as defined below). Such "laddering" is achieved by “rolling” (i.e., replacing) the Synthetic Autocallable Contracts upon their call or maturity into new Synthetic Autocallable Contracts to allow the Fund to maintain the staggered investment time periods to which it is exposed and thereby mitigate the risks associated with exposure to only a single time period. The rolling of Synthetic Autocallable Contracts into new contracts with new maturity and observation dates (as defined below) results in the reset of coupon payment amounts, "coupon" and "maturity" barrier levels, and "initial values" of the underlying indices or exchange-traded funds (each, as defined and discussed below) to be commensurate with then-existing market conditions. The Synthetic Autocallable Contracts are expected to have term lengths ranging from 12 months to 24 months. The costs under the swap agreements for "rolling" will impact the coupon payment rates of the new contracts.Autocallable yield notes are debt obligations linked to the performance of an underlying asset or multiple underlying assets. The Synthetic Autocallable Contracts to which the Fund will be exposed through its swap agreements will be linked to the following three broad-based U.S. equity market indices — the S&P 500® Index ("SPX"), the Russell 2000 Index (“RTY”) and the Nasdaq-100® Index ("NDX") — or to exchange-traded funds that seek to track the performance of such equity market indices. The underlying assets of the Synthetic Autocallable Contracts may at times have significant exposure to one or more market sectors, including the information technology sector. Accordingly, the Fund will be exposed to varying degrees to the risks associated with such sectors.The value of each underlying asset at the beginning of a Synthetic Autocallable Contract's term (the “initial value”) defines when the contract is automatically called. When the underlying assets of a Synthetic Autocallable Contract are exchange-traded funds, such value is based on the market value of such funds. If the value of each underlying asset of a Synthetic Autocallable Contract is equal to or exceeds its respective initial value on a predefined recurring (i.e., on an approximately quarterly basis) “observation date,” the contract is automatically called. In such circumstance, the coupon payment will be made for that observation date but all remaining coupon payments are cancelled and 100% of the initial notional amount of the contract will be returned. Accordingly, the Fund will not benefit from such upside return on the underlying assets. If the value of the worst performing underlying asset of a Synthetic Autocallable Contract is below its initial value but at or above the “coupon barrier” level on an observation date, the coupon payment will be made for such period and the Synthetic Autocallable Contract will continue in effect until at least the next observation date. The coupon barrier level of the Synthetic Autocallable Contracts will typically be set between 40% to 45% of the initial value of each underlying asset. If the value of the worst performing underlying asset is below the coupon barrier level as of an observation date, no coupon payment is made for such period and the Synthetic Autocallable Contract will continue in effect until at least the next observation date. The Fund anticipates its distributions will primarily be sourced from coupon payments of the Synthetic Autocallable Contracts. As such, the Fund may significantly lower or forego making a distribution during periods when sufficient coupon payments have not been made on the Synthetic Autocallable Contracts (e.g., when coupon barriers are breached).Each Synthetic Autocallable Contract will also have a "maturity barrier" level, which seeks to reduce the likelihood of incurring downside losses from a decline in the value of the worst performing underlying asset below its initial value as of the maturity date. If the value of the worst performing underlying asset of a Synthetic Autocallable Contract is at or above the maturity barrier level on the maturity date, 100% of the initial notional amount of the contract will be returned, even though the value of the underlying asset may have decreased. If at least one of the underlying assets is below the maturity barrier level on the maturity date of the Synthetic Autocallable Contract, the percentage of the initial notional amount under the contract that will be returned will be equal to the percentage of the value of the worst performing underlying asset on the maturity date relative to its initial value, resulting in a loss corresponding to the decrease in relative value of such underlying asset. Although lower maturity barrier levels (when stated as a percentage to the initial value of the underlying asset) seek to provide greater protection from downside losses on the worst performing underlying asset, they also generally correspond to lower expected yields on the Synthetic Autocallable Contracts. The maturity barrier level of the Synthetic Autocallable Contracts uniformly applies to each underlying asset and will typically be set between 40% to 45% of the initial value of each underlying asset. Accordingly, the Fund seeks to limit downside risk to the extent that the value of the worst performing underlying asset does not breach the maturity barrier level on the maturity date. Each Synthetic Autocallable Contract to which the Fund is exposed will be subject to the entirety (i.e., one-to-one exposure) of the downside of the worst performing underlying asset's performance as calculated from its initial value to its final value on the maturity date, if the maturity barrier level is breached by any underlying asset on the maturity date of such Synthetic Autocallable Contract. For purposes of the foregoing, the worst performing underlying asset of a Synthetic Autocallable Contract is the underlying asset which value has experienced the greatest percentage loss relative to its initial value. Separately, the Fund is also subject to the risk of a decline in the value of its swap agreements which would adversely impact its net asset value.The coupon barrier and maturity barrier levels generally reflect the “resilience” of a Synthetic Autocallable Contract. Such resilience refers to the deeper level of protection provided by the contract—i.e., the potential for coupon payments to be made on an observation date and for contracts to return initial notional amounts upon maturity. As the resilience of a contract increases, it is expected that the coupon rate will correspondingly decrease (and vice versa). As an illustrative example, the following provides certain of the several possible scenarios under a Synthetic Autocallable Contract:Sample terms of a Synthetic Autocallable Contract for purposes of the example:●Initial Notional Amount of the Contract: $1,000●Observation Date Frequency: Quarterly●Length of Term: 24 months (i.e., 8 potential observation dates)●Coupon Barrier: 45% of the initial value of the worst performing underlying asset●Maturity Barrier: 45% of the initial value of the worst performing underlying assetIn addition to the swap agreements, the Fund may utilize box spreads and invest in a basket of short-term (i.e., generally less than 12 months) U.S. Treasury securities, including for the purpose of collateralizing the swap agreements. A box spread is an offsetting set of options that have risk and return characteristics similar to cash equivalents. The Fund may also maintain a sizeable cash position from time to time.The Fund’s investment strategy may include active and frequent trading. The Fund will not invest 25% or more of the value of its total assets in securities of issuers in any one industry or group of industries, except to the extent that an industry or group of industries comprise more than 25% of the underlying referenced indices or ETFs of the Synthetic Autocallable Contracts. This restriction does not apply to obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities, or securities of other investment companies.The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”).